Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 14, 2022
Summary of Significant Accounting Policies [Line Items]
Disclosed fair value	$ 1,413,065
Fair value	41,620,702	24,071,461
Fair value of contingent consideration	0	2,693,000
Restricted cash	83,530,443	59,873,127	$ 66,976,554
Allowance for doubtful accounts	3,680,803	2,886,223
Notes receivable	346,202	124,473,111
Recognized impairment loss	24,135,226	942,591	2,697,521
Research and development	4,995,940	4,265,176	6,029,608
Government grants	$ 1,620,632	2,017,551	1,639,328
Number of reportable segments	1
Stock-based option expense	$ 1,584,443	3,476,058	1,231,566
Recognized impairment loss for goodwill		496,981	642,665
Amortization expenses for intangible assets	$ 1,639,744	1,489,657	1,965,490
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Recognized impairment loss
Percentage of voting rights proxy agreement	100.00%
Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss of finite-lived intangible assets	$ 0	$ 942,591	$ 2,697,521
Zhejiang Kandi Technologies [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	50.00%			50.00%
Kandi New Energy [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage				50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Current discount rate	1.50%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Current discount rate	2.20%